SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 4,648	$ 3,723
Acquisitions	283	987
Amortization	(352)	(259)	$ (142)
Foreign currency exchange adjustments	(175)	197
Ending balance	4,404	4,648	3,723
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	967	927
Acquisitions
Amortization
Foreign currency exchange adjustments	(47)	40
Ending balance	920	967	927
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	1,775	1,796
Acquisitions
Amortization	(93)	(92)
Foreign currency exchange adjustments	(89)	71
Ending balance	1,593	1,775	1,796
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	1,906	1,000
Acquisitions	283	987
Amortization	(259)	(167)
Foreign currency exchange adjustments	(39)	86
Ending balance	$ 1,891	$ 1,906	$ 1,000